Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.8%
	MUNICIPAL BONDS – 105.8%
	Alabama – 1.0%
$3,980	Baldwin County Public Building Authority, Alabama, Building Revenue Warrants, Jail Project, Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA	4,672,082
800	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/34 – BAM Insured	7/30 at 100.00	AA	1,039,192
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,440,713
2,660	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	2,827,181
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,169,098
795	5.000%, 2/01/37	2/27 at 100.00	AA-	968,517
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,276,580
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,891,473
13,825	Total Alabama			16,284,836
	Alaska – 0.6%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,297,021
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,559,684
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	A+	1,736,160
2,860	Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50 (AMT)	12/30 at 100.00	A	3,428,654
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	5/21 at 100.00	B3	1,012,570
7,860	Total Alaska			9,034,089
	Arizona – 1.3%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
1,000	5.000%, 7/01/36	7/24 at 100.00	AA	1,133,440
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,133,440
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,416,800
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256 As of 6/4/2015 Converted to Trust 2015-XF2046, 17.732%, 1/01/43 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,129,490

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
$70	3.000%, 7/01/22, 144A	No Opt. Call	BB	70,648
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	114,429
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,123,010
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	122,915
1,000	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB+	1,085,820
775	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/39	3/31 at 100.00	A+	838,767
1,325	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49	7/30 at 100.00	AA-	1,392,257
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A1	3,996,928
1,000	5.000%, 7/01/45	7/25 at 100.00	A1	1,158,530
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (AMT)	7/23 at 100.00	Aa3	1,094,880
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	252,273
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	242,024
130	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 5.875%, 4/01/22 (6)	6/21 at 100.00	N/R	130,070
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	466,158
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
180	3.900%, 9/01/24, 144A	No Opt. Call	BB+	187,175
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,633,635
60	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	61,555
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A	1,145,240
17,840	Total Arizona			19,929,484

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.3%
	Gravette School District 20, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2020:
$1,025	2.000%, 6/01/27	12/25 at 100.00	Aa2	1,075,973
655	2.000%, 6/01/29	12/25 at 100.00	Aa2	678,246
1,985	Little Rock School District, Pulaski County, Arkansas, General Obligation Bonds, Refunding Series 2019, 3.000%, 2/01/28	8/24 at 100.00	Aa2	2,120,972
550	Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020, 4.000%, 8/01/27 – BAM Insured	8/26 at 100.00	AA	638,952
4,215	Total Arkansas			4,514,143
	California – 9.1%
100	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, 2012 Election Series 2016C, 5.000%, 8/01/32	8/25 at 100.00	A1	118,035
125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2012F-1, 5.000%, 4/01/22	No Opt. Call	AA	130,606
100	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	A	119,629
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	980,299
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	A1	6,198,650
1,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,330,494
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	244,750
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB) (4)	11/27 at 100.00	AA-	5,806,000
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	941,509
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,203,560
170	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	180,200
100	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	111,485
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,314,036
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
175	4.750%, 8/01/22	No Opt. Call	BB	181,108
675	5.000%, 8/01/32	8/22 at 100.00	BB	692,462
480	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	503,928

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	A-	815,328
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	A-	828,720
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	1,211,010
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,597,769
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,875,807
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB-	8,233,133
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	1,023,740
1,060	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	1,124,607
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,138,130
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
460	5.000%, 8/01/21, 144A	No Opt. Call	BBB	465,065
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	376,207
360	5.000%, 8/01/25, 144A	No Opt. Call	BBB	423,108
790	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	923,628
250	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	290,978
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A	8/28 at 100.00	BBB	1,208,340
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BBB-	1,754,037
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	783,569
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	773,962
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	358,720
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	368,563
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
510	5.000%, 7/01/21	No Opt. Call	BBB	513,351
640	5.000%, 7/01/22	No Opt. Call	BBB	669,094
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,189,756

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	350,355
240	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2017C, 5.000%, 3/01/29	3/27 at 100.00	Aa3	298,344
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB) (4)	8/26 at 100.00	Aa2	6,060,400
235	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/21 at 100.00	AA+	240,318
1,400	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/43	12/30 at 100.00	Aa2	1,823,206
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	982,171
830	5.000%, 10/01/32	10/26 at 100.00	A-	985,783
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,439,058
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	196,885
1,000	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36	5/27 at 100.00	Baa1	1,190,900
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	5,009,640
3,500	Foothill-De Anza Community College District, Santa Clara County, California, General Obligation Bonds, Election of 2020 Refunding Series 2021A, 3.000%, 8/01/39	8/31 at 100.00	AAA	3,930,185
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	832,875
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,352,800
100	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Refunding Series 2015, 4.000%, 8/01/21	No Opt. Call	A1	100,927
125	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/01/21	No Opt. Call	Aa3	126,445
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A+	68,615
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,722,756
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	3,164,275
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	3,145,450
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	359,306
745	5.000%, 5/15/26	5/25 at 100.00	BBB	858,359

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	Aa2	872,228
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	Aa3	2,586,144
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	586,575
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	Aa3	1,207,710
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	Aa3	2,409,680
1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	Aa3	1,389,422
3,000	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012, 5.000%, 1/01/32 (AMT)	1/22 at 100.00	A-	3,085,980
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	424,597
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	2,084,611
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	86,824
	Ontario International Airport Authority, California, Revenue Bonds, Series 2021B:
500	4.000%, 5/15/37 – AGM Insured (AMT)	5/31 at 100.00	AA	602,955
475	4.000%, 5/15/38 – AGM Insured (AMT)	5/31 at 100.00	AA	571,083
565	4.000%, 5/15/39 – AGM Insured (AMT)	5/31 at 100.00	AA	677,311
150	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2012C, 4.250%, 8/01/52 (Pre-refunded 8/01/22)	8/22 at 100.00	A1 (5)	157,761
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,166,060
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,399,276
1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,393,763
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	720,737
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,506,668
295	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	337,256
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	1,208,770
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	603,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
$2,000	5.000%, 7/01/34 (AMT)	7/29 at 100.00	A+	2,501,700
1,000	5.000%, 7/01/35 (AMT)	7/29 at 100.00	A+	1,248,370
1,000	5.000%, 7/01/36 (AMT)	7/29 at 100.00	A+	1,244,780
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A1	12,238,701
5,000	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2019A, 5.000%, 1/01/24 (AMT)	No Opt. Call	A1	5,611,650
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,513,779
100	Santa Cruz City Elementary School District, Santa Cruz County, California, General Obligation Bonds, Election 2016 Series 2019B, 5.250%, 8/01/21	No Opt. Call	Aa1	101,253
125	Southern California Public Power Authority, California, Revenue Bonds, Linden Wind Energy Revenue Bonds, Refunding Green Series 2020A, 5.000%, 7/01/21	No Opt. Call	Aa2	125,975
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (5)	511,705
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
585	5.000%, 1/01/25	No Opt. Call	BBB	666,795
1,110	5.000%, 1/01/26	No Opt. Call	BBB	1,300,221
530	5.000%, 1/01/28	No Opt. Call	BBB	645,906
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,206,660
121,130	Total California			142,238,772
	Colorado – 3.6%
640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	759,680
1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	1,534,351
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,652,277
	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020:
600	4.000%, 12/01/35 – AGM Insured	12/30 at 100.00	AA	727,926
780	4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	916,321
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,199,560
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,589,550
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	543,900

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	309,951
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pinnacle Charter School, Refunding & Improvement Series 2021A:
1,370	4.000%, 12/01/36	12/30 at 100.00	A+	1,645,589
1,670	4.000%, 12/01/41	12/30 at 100.00	A+	1,973,506
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020, 4.000%, 10/01/35	10/30 at 100.00	A-	940,072
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,521,561
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,819,810
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	4,435,095
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,733,182
1,225	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 5.000%, 11/01/30	11/29 at 100.00	AA-	1,604,088
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196 Formerly Tender Option Bond Trust 3367, 19.710%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	1,525,070
900	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	974,250
630	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2020R, 4.000%, 3/15/41	3/30 at 100.00	Aa2	747,167
	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020:
1,000	4.000%, 6/15/39	6/30 at 100.00	Aa2	1,200,440
1,320	4.000%, 6/15/40	6/30 at 100.00	Aa2	1,581,294
1,765	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/37	12/30 at 100.00	Aa2	2,145,746
140	Costilla County School District R-30 Sierra Grande, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/26	No Opt. Call	Aa2	171,521
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,473,604
	Gunnison County, Colorado, Certificates of Participation, Series 2020B:
310	5.000%, 12/01/30	No Opt. Call	Aa3	412,356
200	5.000%, 12/01/31	12/30 at 100.00	Aa3	264,842
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,594,425
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,150,064
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,377,899

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,270	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33	No Opt. Call	A-	1,585,112
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	AA+ (5)	3,559,804
595	Sorrel Ranch Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020, 4.000%, 12/01/31 – AGM Insured	12/30 at 100.00	AA	734,694
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/41	3/26 at 103.00	N/R	1,099,400
1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	1,335,266
45,690	Total Colorado			55,839,373
	Connecticut – 0.9%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	600,775
410	5.000%, 7/01/37	7/27 at 100.00	A	491,516
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	AA-	2,858,100
150	Derby, Connecticut, General Obligation Bonds, Series 2019A, 5.000%, 8/01/21	No Opt. Call	A+	151,726
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,767,555
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,439,405
11,525	Total Connecticut			13,309,077
	Delaware – 0.1%
535	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc Project, Series 2019A, 4.000%, 8/01/29	No Opt. Call	BBB-	584,365
340	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	350,805
475	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	485,431
1,350	Total Delaware			1,420,601
	District of Columbia – 3.5%
6,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2012C, 5.000%, 10/01/29	10/22 at 100.00	AA+	6,399,960
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,371,320
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,446,140
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	6,154,800

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,191,810
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,187,100
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A, 4.000%, 3/01/40 (UB) (4)	9/29 at 100.00	AAA	5,999,550
	District of Columbia, Income Tax Secured Revenue Bonds, Series 2020C:
3,000	4.000%, 5/01/40	5/30 at 100.00	AAA	3,629,520
5,000	4.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AAA	5,973,550
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,117,320
1,000	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,117,320
575	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	642,459
1,600	District of Columbia, Revenue Bonds, Gallaudet University, Series 2021A, 5.000%, 4/01/46	4/31 at 100.00	A+	2,024,064
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A-	5,939,000
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,376,780
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,376,780
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	310,028
250	5.000%, 7/01/29	No Opt. Call	BBB+	315,632
1,250	4.000%, 7/01/44	7/29 at 100.00	BBB+	1,395,125
2,000	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (AMT)	10/22 at 100.00	Aa3	2,129,500
46,925	Total District of Columbia			55,097,758
	Florida – 9.0%
210	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-1, 5.000%, 12/01/21	No Opt. Call	A	215,628
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	798,375
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	6,156,450
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A1	2,340,762
	Broward County, Florida, Airport System Revenue Bonds, Series 2019A:
2,750	5.000%, 10/01/37 (AMT)	10/29 at 100.00	A1	3,429,910
1,750	5.000%, 10/01/39 (AMT)	10/29 at 100.00	A1	2,172,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,425	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1, 5.000%, 10/01/30	No Opt. Call	Baa3	1,769,223
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,522,426
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,544,971
500	Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series 2020, 5.000%, 12/01/32	12/29 at 100.00	AA+	660,395
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,546,513
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,655,887
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,255,590
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,622,191
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,512,684
	Florida Atlantic University FAU Finance Corporation, Capital Improvement Revenue Bonds, Student Housing Project, Series 2019B:
2,495	4.000%, 7/01/37	7/29 at 100.00	A1	2,939,335
2,295	4.000%, 7/01/38	7/29 at 100.00	A1	2,687,376
440	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	460,918
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	190,010
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	426,557
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	193,474
2,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	2,080,000
4,525	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	6/21 at 104.00	N/R	4,530,611
560	Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility System, Refunding Series 2019, 5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	738,114
1,000	Florida Gulf Coast University Finanacing Corporation, Capital Improvement Revenue Bonds, Refunding Housing Project, Series 2019A, 3.000%, 2/01/39	2/30 at 100.00	A+	1,070,450
	Florida State Board of Governors, Dormitory Revenue Bonds, Florida International University, Refunding Series 2021A:
1,200	2.000%, 7/01/38 – BAM Insured	7/31 at 100.00	AA	1,189,200
1,080	2.000%, 7/01/40 – BAM Insured	7/31 at 100.00	AA	1,059,188
1,385	2.000%, 7/01/41 – BAM Insured	7/31 at 100.00	AA	1,349,295
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	4,012,020

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A:
$2,560	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	3,137,894
4,000	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,111,160
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A1	1,231,715
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A1	486,568
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	887,937
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A1	3,348,600
10,535	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	A	12,017,801
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	1,296,735
1,650	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	2,008,314
725	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/39	11/29 at 100.00	A	828,334
1,300	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,326,078
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	1,266,843
605	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	728,384
1,225	Lee County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/30	10/29 at 100.00	Aa2	1,621,912
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,234,499
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,799,300
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	A-	943,083
250	5.000%, 11/15/26	11/24 at 100.00	A-	284,693
375	5.000%, 11/15/27	11/24 at 100.00	A-	425,276
500	5.000%, 11/15/28	11/24 at 100.00	A-	564,690
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	1,017,072
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,034,853
500	5.000%, 10/01/30	10/24 at 100.00	A-	558,695

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,800	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30 (Pre-refunded 3/01/23), 144A	3/23 at 100.00	N/R (5)	1,956,960
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A2 (5)	752,045
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A2	1,311,380
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,196,230
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	4,883,600
1,400	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 4.000%, 10/01/44	4/31 at 100.00	AA-	1,672,608
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,648,041
1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,240,370
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
400	5.000%, 10/01/35	10/29 at 100.00	BBB+	509,196
250	5.000%, 10/01/36	10/29 at 100.00	BBB+	316,957
250	5.000%, 10/01/38	10/29 at 100.00	BBB+	314,730
250	5.000%, 10/01/39	10/29 at 100.00	BBB+	313,712
495	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 5.000%, 8/15/27	No Opt. Call	AA-	619,527
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	500,085
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Seris 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	615,999
850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	1,060,154
	South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016:
65	5.000%, 5/01/23	No Opt. Call	AA	71,185
2,000	4.000%, 5/01/33	5/26 at 100.00	AA	2,230,940
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	554,420
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,618,780
1,100	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39	9/30 at 70.57	A+	620,323
	Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Series 2020A:
1,500	4.000%, 10/01/44 (UB) (4)	10/30 at 100.00	AAA	1,820,430
6,000	4.000%, 10/01/48 (UB) (4)	10/30 at 100.00	AAA	7,255,801

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	8,714
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/21 (6)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	6/21 at 100.00	N/R	19,203
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	6/21 at 100.00	N/R	11,246
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	6/21 at 100.00	N/R	—
119,510	Total Florida			139,413,075
	Georgia – 1.3%
2,210	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/31 (AMT)	1/22 at 100.00	Aa3	2,276,322
5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	Aa3	5,809,300
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.565%, 3/01/23, 144A (IF) (4)	No Opt. Call	Aa2	402,224
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	1,566,542
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	4,259,720
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,875,624
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,653,185
100	Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health Care System Inc, Series 2012A, 3.000%, 8/15/25	8/22 at 100.00	AA-	103,142
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	644,088
675	2.350%, 12/01/27	No Opt. Call	AAA	727,852
17,575	Total Georgia			20,317,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.9%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
$300	4.000%, 1/01/25	No Opt. Call	BBB+	327,936
500	4.000%, 1/01/26	No Opt. Call	BBB+	555,420
665	4.000%, 1/01/27	No Opt. Call	BBB+	748,464
350	4.000%, 1/01/28	No Opt. Call	BBB+	398,052
360	4.000%, 1/01/29	No Opt. Call	BBB+	412,297
250	4.000%, 1/01/30	No Opt. Call	BBB+	287,865
275	4.000%, 1/01/31	1/30 at 100.00	BBB+	314,438
270	4.000%, 1/01/32	1/30 at 100.00	BBB+	306,782
200	4.000%, 1/01/33	1/30 at 100.00	BBB+	226,582
1,600	Hawaii Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013, 5.000%, 8/01/28 (AMT)	8/23 at 100.00	A	1,752,096
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	A+	2,303,840
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,017,700
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (5)	627,245
2,000	Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37	1/29 at 100.00	AA+	2,531,620
500	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2021A, 3.000%, 7/01/41	7/31 at 100.00	AAA	551,150
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,352,880
12,870	Total Hawaii			14,714,367
	Idaho – 1.0%
200	Boise State University, Idaho, General Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/23	No Opt. Call	Aa3	217,310
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
575	5.000%, 4/01/38	4/28 at 100.00	Aa3	703,058
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	732,090
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	575,195
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,147,720
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,394,743
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,274,490
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	951,585
3,000	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	3,006,930
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,518,175

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,030,328
100	Idaho State University, General Revenue Bonds, Refunding Series 2016, 5.000%, 4/01/23	No Opt. Call	A1	108,655
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,120,996
13,000	Total Idaho			14,781,275
	Illinois – 6.3%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	Baa2	958,585
1,395	4.000%, 12/01/23	No Opt. Call	Baa2	1,494,687
1,985	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34	1/28 at 100.00	AA	2,472,754
662	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	5/21 at 100.00	N/R	662,422
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,228,840
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,329,790
	Community College District 515, Cook and Will Counties, Illinois, General Obligation Bonds, Series 2020B:
1,120	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,342,443
1,175	5.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	1,434,722
1,235	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	1,531,622
175	DuPage and Cook Counties Community Unit School District 205, Elmhurst, Illinois, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/22	No Opt. Call	AA+	180,630
175	DuPage County Community Unit School District 200, Wheaton, Illinois, General Obligation Bonds, Refunding Series 2016, 4.000%, 11/01/22	No Opt. Call	AA+	185,115
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
725	5.000%, 12/01/38	12/29 at 100.00	AA+	929,994
760	5.000%, 12/01/39	12/29 at 100.00	AA+	965,131
795	5.000%, 12/01/40	12/29 at 100.00	AA+	1,004,403
770	5.000%, 12/01/41	12/29 at 100.00	AA+	971,694
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
930	5.000%, 12/01/38	12/29 at 100.00	AA+	1,197,282
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,254,367
	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Refunding Series 2020A:
3,940	5.000%, 12/01/30 – BAM Insured	No Opt. Call	AA+	4,946,158
6,415	5.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA+	8,041,395

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$100	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 5.000%, 5/15/25	No Opt. Call	A	117,382
740	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	753,557
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
875	5.000%, 10/01/34	10/30 at 100.00	BBB+	1,113,639
750	5.000%, 10/01/35	10/30 at 100.00	BBB+	952,125
115	Illinois Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community Unit School District 205 Project, Series 2019, 5.000%, 1/01/29	1/28 at 100.00	AA+	145,927
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 17.692%, 9/01/32, 144A (IF) (4)	9/22 at 100.00	AA+	436,802
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
145	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	N/R	171,196
900	5.000%, 5/01/45 (Pre-refunded 5/01/25) (UB)	5/25 at 100.00	AA (5)	1,064,565
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,903,720
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	5,063,220
	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A:
100	5.000%, 1/01/23	No Opt. Call	A	107,577
3,000	5.000%, 1/01/36	1/27 at 100.00	A	3,559,650
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	AA-	5,616,300
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
170	5.000%, 7/15/22	No Opt. Call	AA+	179,941
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,768,208
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,725,855
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	537,458
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,106,820
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	A3	25,305
220	5.000%, 8/15/23	No Opt. Call	A3	241,679
5,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2021A Fixed Period Bonds, 4.000%, 8/15/39 (WI/DD, Settling 5/18/21)	8/31 at 100.00	AA-	6,030,250
830	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26	No Opt. Call	Baa3	922,520

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	6,226,836
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	861,592
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa3	2,882,243
570	Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series 2019B, 3.000%, 12/01/37	12/26 at 100.00	AA+	602,336
1,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021, 4.000%, 10/01/38 – BAM Insured (WI/DD, Settling 7/07/21)	4/31 at 100.00	AA	1,173,050
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,004,060
1,000	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB	1,091,650
150	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2013A, 4.000%, 12/01/32	12/22 at 100.00	Aa1	158,484
	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2020A:
610	4.000%, 12/01/29	12/28 at 100.00	Aa1	749,702
535	4.000%, 12/01/31	12/28 at 100.00	Aa1	646,398
425	Saint Charles, Illinois, General Obligation Bonds, Refunding Corporate Purpose Series 2020B, 4.000%, 12/01/29	12/28 at 100.00	Aa1	522,333
	Stephenson County School District 145, Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A:
140	5.000%, 2/01/34 – AGM Insured (Pre-refunded 2/01/28)	2/28 at 100.00	AA (5)	178,408
610	5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	761,518
100	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	A1	111,624
100	University of Illinois, UIC South Campus Development Project Revenue Bonds, Series 2003, 5.000%, 1/15/23 – NPFG Insured	6/21 at 100.00	A2	100,335
4,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	4,712,680
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,047,800
2,500	Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014, 5.000%, 12/15/43 (Pre-refunded 12/15/21)	12/21 at 100.00	Aaa	2,575,450
82,912	Total Illinois			98,082,229
	Indiana – 5.8%
5,195	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C, 5.500%, 7/10/39	1/31 at 100.00	AA+	6,963,430
1,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,053,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
$565	5.000%, 1/15/26	No Opt. Call	AA+	675,616
580	5.000%, 7/15/26	No Opt. Call	AA+	702,490
590	5.000%, 1/15/27	No Opt. Call	AA+	722,897
605	5.000%, 7/15/27	No Opt. Call	AA+	749,486
620	5.000%, 1/15/28	No Opt. Call	AA+	775,360
635	5.000%, 7/15/28	No Opt. Call	AA+	801,364
655	5.000%, 1/15/29	No Opt. Call	AA+	832,852
670	5.000%, 7/15/29	No Opt. Call	AA+	858,257
685	5.000%, 1/15/30	7/29 at 100.00	AA+	893,603
405	5.000%, 7/15/30	7/29 at 100.00	AA+	528,019
720	5.000%, 1/15/31	7/29 at 100.00	AA+	933,862
740	5.000%, 7/15/31	7/29 at 100.00	AA+	960,476
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700	5.000%, 7/15/35	1/28 at 100.00	AA+	863,828
795	5.000%, 7/15/36	1/28 at 100.00	AA+	977,524
500	5.000%, 7/15/37	1/28 at 100.00	AA+	613,300
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,223,350
850	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	969,204
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,548,630
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	622,440
425	5.000%, 2/01/27	2/24 at 100.00	A-	471,631
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,389,399
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,695,978
2,420	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa1	2,878,275
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A2	4,580,334
250	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37	4/26 at 100.00	Baa3	282,428
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,575,348
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,560,780

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
$1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	2,186,711
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,286,306
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,392,629
	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C:
1,240	5.000%, 1/01/27	7/26 at 100.00	A+	1,516,284
1,420	5.000%, 1/01/38	7/26 at 100.00	A+	1,711,611
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,109,390
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	820,113
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	6,212,050
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	2,026,505
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa3	414,584
1,000	Lawrence Township School Building Corporation, Indiana, First Mortgage Bonds, Series 2020, 2.000%, 7/15/34	7/30 at 100.00	AA+	1,016,400
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,859,619
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,980,191
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	2,078,697
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,553,728
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	568,175
815	5.000%, 1/01/29	1/25 at 100.00	A	922,050
	Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds, Series 2021:
1,200	3.000%, 7/15/39	1/31 at 100.00	AA+	1,323,444
1,250	3.000%, 7/15/40	1/31 at 100.00	AA+	1,375,387
500	3.000%, 1/15/41	1/31 at 100.00	AA+	549,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
$1,590	5.000%, 7/15/37	1/30 at 100.00	AA+	2,026,010
3,300	5.000%, 7/15/38	1/30 at 100.00	AA+	4,194,036
1,710	5.000%, 1/15/39	1/30 at 100.00	AA+	2,170,503
74,060	Total Indiana			90,997,004
	Iowa – 0.7%
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (AMT)	6/22 at 100.00	A2	1,048,040
1,000	5.000%, 6/01/28 (AMT)	6/22 at 100.00	A2	1,047,700
3,000	Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series 2013, 5.000%, 8/01/31	8/23 at 100.00	AAA	3,316,410
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800	4.000%, 6/01/36	6/31 at 100.00	A-	951,760
800	4.000%, 6/01/37	6/31 at 100.00	A-	948,536
800	4.000%, 6/01/38	6/31 at 100.00	A-	945,328
1,000	4.000%, 6/01/39	6/31 at 100.00	A-	1,177,670
1,000	4.000%, 6/01/40	6/31 at 100.00	A-	1,173,690
9,400	Total Iowa			10,609,134
	Kansas – 1.1%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Ba1	1,192,573
4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	4,949,960
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	243,214
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,720,214
1,495	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31	9/27 at 100.00	AA	1,761,932
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,352,780
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33	3/30 at 100.00	AA-	3,520,807
13,565	Total Kansas			16,741,480
	Kentucky – 0.4%
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa2	866,167

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	1,180,118
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,315	4.000%, 9/01/29 – AGM Insured	9/28 at 100.00	AA	1,567,375
1,415	2.000%, 9/01/32 – AGM Insured	9/28 at 100.00	AA	1,406,241
1,525	2.125%, 9/01/34 – AGM Insured	9/28 at 100.00	AA	1,520,791
6,185	Total Kentucky			6,540,692
	Louisiana – 1.8%
1,850	Ascension Parishwide School District, Louisiana, General Obligation Bonds, School Series 2020, 4.000%, 3/01/39	3/30 at 100.00	AA	2,178,079
	Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series 2021:
350	4.000%, 10/01/34	10/30 at 100.00	BBB	383,278
350	4.000%, 10/01/35	10/30 at 100.00	BBB	382,291
350	4.000%, 10/01/36	10/30 at 100.00	BBB	381,622
350	4.000%, 10/01/37	10/30 at 100.00	BBB	380,716
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,183,020
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	950,794
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,688,960
200	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	221,618
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A	2,428,320
2,000	5.000%, 5/15/34	5/27 at 100.00	A	2,422,560
2,640	5.000%, 5/15/35	5/27 at 100.00	A	3,193,212
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	1,074,890
100	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Refunding Series 2014, 5.000%, 7/01/22	No Opt. Call	A+	105,394
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A2	476,984
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A2	595,255
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A2	421,861
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000	5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,619,350
860	5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	1,034,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$2,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,064,700
24,110	Total Louisiana			28,186,968
	Maine – 0.1%
1,155	Portland, Maine, General Airport Revenue Bonds, Refunding Green Series 2019, 4.000%, 1/01/40	1/30 at 100.00	BBB+	1,309,435
	Maryland – 1.7%
600	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/21	No Opt. Call	A-	604,182
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	290,523
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB+	1,052,860
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,052,460
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	519,270
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,320,828
625	5.000%, 7/01/40	7/25 at 100.00	A+	727,125
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A (5)	2,434,396
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,252,190
650	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A, 3.000%, 7/01/38	7/31 at 100.00	Aa2	719,400
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,567,404
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,402,900
21,645	Total Maryland			25,943,538
	Massachusetts – 2.0%
4,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 4.000%, 7/01/39	7/31 at 100.00	AA	5,295,072
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,948,674
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
350	5.000%, 7/01/38	7/31 at 100.00	A-	450,076
400	5.000%, 7/01/39	7/31 at 100.00	A-	512,952

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Series 2021:
$680	4.000%, 7/01/46 (WI/DD, Settling 5/06/21)	7/31 at 100.00	Baa2	796,457
2,355	4.000%, 7/01/51 (WI/DD, Settling 5/06/21)	7/31 at 100.00	Baa2	2,747,461
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,350	5.000%, 7/01/34	1/29 at 100.00	BBB+	1,676,875
1,255	5.000%, 7/01/36	1/29 at 100.00	BBB+	1,551,695
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,240,499
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,333,560
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,836,281
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	5,134,160
25,855	Total Massachusetts			31,523,762
	Michigan – 2.3%
1,200	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/39	5/30 at 100.00	AA	1,450,176
	Coldwater Communiuty Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
510	5.000%, 5/01/41	5/28 at 100.00	AA	629,881
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,503,430
100	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2016, 5.000%, 5/15/26	No Opt. Call	A2	120,461
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,231,830
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Calvin University, Refunding Series 2021:
505	5.000%, 9/01/36	9/31 at 100.00	A-	652,107
1,205	5.000%, 9/01/37	9/31 at 100.00	A-	1,550,702
385	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	339,254
3,315	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	3,408,715
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	4,684,204
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36	12/30 at 100.00	A-	1,204,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Michigan Mathematics & Science Initiative, Michigan, Public School Academy Revenue Bonds, Series 2021, 4.000%, 1/01/41 (WI/DD, Settling 50/6/21)	1/31 at 100.00	BB+	1,100,850
810	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A, 4.000%, 5/15/40	5/30 at 100.00	Aa1	978,261
5,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	6,004,150
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,160,454
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,245,550
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,265,373
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,220,340
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A+	1,495,878
2,200	5.000%, 9/01/33	3/24 at 100.00	A+	2,467,784
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,343,216
31,225	Total Michigan			36,056,956
	Minnesota – 0.4%
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	881,326
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,186,601
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,238,317
1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,165,874
5,050	Total Minnesota			5,472,118
	Mississippi – 0.6%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (5)	789,473
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,430,439
	Mississippi Development Bank, Special Obligation Bonds, Meridian Water and Sewer System, Green Series 2020:
350	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	418,793
500	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	597,005
2,500	4.000%, 7/01/45 – BAM Insured	7/30 at 100.00	AA	2,948,025
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,433,085

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$2,000	Mississippi State, General Obligation Bonds, Series 2021A, 3.000%, 6/01/40	6/30 at 100.00	AA	2,216,020
8,425	Total Mississippi			9,832,840
	Missouri – 1.3%
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
585	3.000%, 3/01/40	3/29 at 100.00	AA-	614,045
500	3.000%, 3/01/41	3/29 at 100.00	AA-	523,595
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,248,030
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/38	7/31 at 100.00	AA	2,184,440
5,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50	6/30 at 100.00	A+	5,780,700
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/25 at 102.00	A+	551,470
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	300,000
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/35	12/25 at 100.00	AA+	283,690
430	4.000%, 12/01/37	12/25 at 100.00	AA+	484,627
850	4.000%, 12/01/38	12/25 at 100.00	AA+	952,527
835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A2	1,045,812
270	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	6/21 at 100.00	N/R	136,428
1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,627,860
	Wentzville, Missouri, Certificates of Participation, Series 2019:
895	5.000%, 11/01/28	11/27 at 100.00	A3	1,120,272
590	5.000%, 11/01/30	11/27 at 100.00	A3	732,432
1,040	5.000%, 11/01/31	11/27 at 100.00	A3	1,286,792
1,090	5.000%, 11/01/32	11/27 at 100.00	A3	1,345,649
17,635	Total Missouri			20,218,369
	Montana – 0.7%
	Bozeman, Montana, Tax Increment Revenue Bonds, Bozeman Midtown Urban Renewal District, Serie 2020:
500	4.000%, 7/01/35 – AGM Insured	7/30 at 100.00	AA	596,060
425	4.000%, 7/01/40 – AGM Insured	7/30 at 100.00	AA	499,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
$675	5.000%, 6/01/36	6/28 at 100.00	A	818,809
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,518,425
510	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/23	No Opt. Call	A+	550,912
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,287,460
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,714,391
9,030	Total Montana			10,985,632
	Nebraska – 1.2%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,255,714
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,283,080
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,060,038
5,000	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020, 5.000%, 1/15/32	7/30 at 100.00	AAA	6,706,050
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,227,660
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,812,060
525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	607,293
600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	713,490
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,236,720
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,407,404
15,440	Total Nebraska			19,309,509
	Nevada – 0.9%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	614,242
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,209,760
4,000	Clark County, Nevada Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	4,651,840
115	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D, 5.000%, 7/01/25	No Opt. Call	Aa3	136,636
195	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Subordinate Series 2017, 5.000%, 7/01/25	No Opt. Call	AA-	231,954

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	Aa1	2,390,180
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,215	4.000%, 12/01/23	No Opt. Call	N/R	1,282,299
965	4.250%, 12/01/24	No Opt. Call	N/R	1,045,442
450	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24	No Opt. Call	N/R	469,940
2,425	Nevada System of Higher Education, Certificates of Participation, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	AA	2,540,818
12,870	Total Nevada			14,573,111
	New Hampshire – 0.4%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB+	606,790
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	BBB+	3,726,448
1,950	5.000%, 7/01/37	7/27 at 100.00	BBB+	2,300,084
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	198,339
5,835	Total New Hampshire			6,831,661
	New Jersey – 3.2%
1,050	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A, 4.000%, 8/01/46 – BAM Insured	8/31 at 100.00	AA	1,249,216
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
460	5.000%, 7/15/23	No Opt. Call	BBB-	498,060
485	5.000%, 7/15/24	No Opt. Call	BBB-	540,945
510	5.000%, 7/15/25	No Opt. Call	BBB-	582,910
535	5.000%, 7/15/26	No Opt. Call	BBB-	625,399
560	5.000%, 7/15/27	No Opt. Call	BBB-	667,744
3,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/34	11/29 at 100.00	Baa1	3,760,230
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	Baa1	1,176,730
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Baa3	1,853,157
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Baa3	1,666,337
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Baa3	2,028,366
1,000	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	1,171,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020A, 1.000%, 6/01/23	No Opt. Call	A+	1,393,934
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	Baa1	6,202,750
625	New Jersey State, General Obligation Bonds, Various Purpose Series 2014, 5.000%, 6/01/28	6/25 at 100.00	A3	730,444
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,682,022
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	Baa1	1,962,106
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	Baa1	251,418
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,025	5.250%, 6/15/36	6/21 at 100.00	Baa1	2,035,996
1,245	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1 (5)	1,251,897
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	277,031
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	Baa1	340,139
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	Baa1	359,997
645	5.000%, 6/15/36	6/23 at 100.00	Baa1	698,986
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	Baa1	231,532
2,145	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 5.000%, 6/15/37	12/30 at 100.00	Baa1	2,723,828
1,060	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 4.000%, 6/15/36	6/31 at 100.00	Baa1	1,255,040
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/32	1/27 at 100.00	A+	2,425,660
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
194	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	N/R (5)	238,031
116	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	A+ (5)	142,132
900	Newark, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2020A, 5.000%, 10/01/27 – AGM Insured	No Opt. Call	AA	1,110,924
500	Newark, New Jersey, General Obligation Notes, Series 2020, 3.500%, 7/27/21	No Opt. Call	N/R	503,735
	Passaic County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bond, Patterson City Board of Education Project, Green Series 2020:
500	3.000%, 2/01/39	2/30 at 100.00	Aa1	549,900
1,055	3.000%, 2/01/40	2/30 at 100.00	Aa1	1,157,799

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
$2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	2,488,731
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,538,173
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,475,112
43,020	Total New Jersey			49,847,461
	New Mexico – 0.3%
850	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 5.000%, 7/01/38	7/30 at 100.00	AA	1,108,536
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA (5)	3,055,046
3,730	Total New Mexico			4,163,582
	New York – 6.0%
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	2,011,415
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	2,006,742
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured	3/30 at 100.00	AA	3,066,930
325	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A, 5.000%, 7/01/27	1/27 at 100.00	A3	398,772
250	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019A, 5.000%, 5/01/30	5/29 at 100.00	A-	319,378
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
2,670	4.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	3,107,052
2,670	4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A	3,099,603
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	355,017
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	790,673
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,485,401
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa3	5,396,670
320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	456,374
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	508,429
1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,642,826

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,169,880
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,481,880
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E:
115	5.000%, 5/15/21	No Opt. Call	N/R	115,173
250	5.000%, 5/15/21	No Opt. Call	N/R	250,375
100	5.000%, 5/15/21	No Opt. Call	N/R	100,150
150	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015B, 5.000%, 11/15/33	5/25 at 100.00	A3	171,738
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,104,219
1,500	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 5.000%, 12/01/31	12/30 at 100.00	BBB+	1,945,725
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	5/21 at 100.00	CCC+	2,562,675
250	Nassau County, New York, General Obligation Bonds, Refunding General Improvement Series 2017C, 5.000%, 10/01/29	10/27 at 100.00	A+	309,998
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,405,792
370	5.000%, 7/01/32	7/25 at 100.00	BBB	416,857
1,020	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%, 1/01/39 – AGM Insured	1/31 at 100.00	AA	1,097,081
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,255,224
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	6,125,700
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	5,939,150
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,631,080
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	2,977,525
775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	AA	927,915
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	AA	6,237,900

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
$540	5.000%, 6/01/29	6/26 at 100.00	A	642,011
250	5.000%, 6/01/31	6/26 at 100.00	A-	293,670
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,108,664
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42	6/27 at 100.00	AAA	3,697,440
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	648,620
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,445,000
100	New York State Thruway Authority, General Revenue Bonds, Series 2014J, 5.000%, 1/01/23	No Opt. Call	A1	107,838
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/43	9/30 at 100.00	AA+	6,381,150
1,065	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,159,817
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	637,712
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	669,334
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	964,474
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	Aa3	1,911,200
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019, 5.000%, 6/01/31	6/26 at 100.00	Ba1	668,934
100	Suffolk County, New York, General Obligation Bonds, Public Improvement Series 2018A, 5.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	121,218
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (AMT)	11/21 at 100.00	A1	1,021,170
260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	314,213
2,895	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54	11/30 at 100.00	AA-	3,651,956
465	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/54	10/29 at 100.00	N/R	524,678
79,270	Total New York			93,840,418

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 2.0%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
$1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,202,940
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,201,280
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,161,717
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,207,833
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,265,833
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,782,535
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
125	5.000%, 10/01/41 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	150,283
1,020	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	1,226,305
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	363,559
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,056,710
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,585,065
3,155	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49 (UB) (4)	1/30 at 100.00	AA-	3,579,695
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37	10/23 at 103.00	BBB	814,732
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	4,373,390
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,194,040
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	1,353,412
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	2,128,280
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,376,698
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/33 (AMT)	5/30 at 100.00	Aa3	647,920
25,785	Total North Carolina			30,672,227
	North Dakota – 0.2%
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,620,091

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	1,740,910
2,850	Total North Dakota			3,361,001
	Ohio – 2.5%
	Bethel Local School District, Miami County, Ohio, Certificates of Participation, Series 2020:
500	4.000%, 12/01/32 – BAM Insured	6/28 at 100.00	AA	580,910
1,000	4.000%, 12/01/36 – BAM Insured	6/28 at 100.00	AA	1,150,320
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
975	4.000%, 6/01/37	6/30 at 100.00	A-	1,147,478
945	4.000%, 6/01/38	6/30 at 100.00	A-	1,107,313
945	4.000%, 6/01/39	6/30 at 100.00	A-	1,102,834
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	1,447,947
3,045	5.000%, 12/01/43 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	3,352,849
2,920	Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 4.000%, 12/01/34	12/29 at 100.00	AA+	3,537,901
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	127,901
335	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	374,302
870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	1,059,460
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,195,630
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,321,620
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,826,292
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,818,912
	Medina County, Ohio, General Obligation Bonds, Courthouse Facility Improvement Limited Tax Series 2021:
500	3.000%, 12/01/33	6/26 at 100.00	AA+	538,515
500	3.000%, 12/01/35	6/26 at 100.00	AA+	536,755
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	580,866
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	607,670
495	5.000%, 7/01/42	7/27 at 100.00	A	592,565

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	3,038,025
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,560,057
2,450	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	3,142,076
2,245	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/44	12/29 at 100.00	A-	2,779,984
32,245	Total Ohio			38,528,182
	Oklahoma – 0.5%
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,428,160
	Kingfisher Special Projects Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020:
550	4.000%, 3/01/24	No Opt. Call	A	604,175
2,170	4.000%, 3/01/28	No Opt. Call	A	2,580,542
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	616,020
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,623,149
6,590	Total Oklahoma			7,852,046
	Oregon – 0.6%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,212,181
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A	761,363
2,000	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/31	6/27 at 100.00	Aa1	2,472,960
2,710	Multnomah County, Oregon, General Obligation Bonds, Full Faith & Credit Series 2017, 5.000%, 6/01/29	6/27 at 100.00	AAA	3,388,990
245	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	7/21 at 100.00	N/R	246,191
1,060	Oregon State, General Obligation Bonds, Article XI-M Seismic Projects Series 2017C, 5.000%, 6/01/34	6/27 at 100.00	AA+	1,309,842
7,715	Total Oregon			9,391,527
	Pennsylvania – 4.0%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	687,453
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	119,196

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
$420	5.000%, 11/01/21	No Opt. Call	BB-	425,653
650	5.000%, 11/01/24	No Opt. Call	BB-	699,270
710	5.000%, 11/01/29	11/27 at 100.00	BB-	766,253
50	5.000%, 11/01/37	11/27 at 100.00	BB-	52,054
160	4.000%, 11/01/47	11/27 at 100.00	BB-	155,597
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A:
1,080	5.000%, 11/01/40	5/22 at 100.00	BB-	1,084,082
140	5.000%, 11/01/44	5/22 at 100.00	BB-	140,356
835	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	866,287
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	1,027,980
2,595	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/41	9/30 at 100.00	AA	3,069,703
	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BB	1,878,520
1,760	5.000%, 6/01/37	6/25 at 102.00	BB	1,869,859
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	AA-	817,943
1,350	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,563,327
1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 17.603%, 7/01/42 (Pre-refunded 1/01/22), 144A (IF)	1/22 at 100.00	N/R (5)	1,284,210
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26	No Opt. Call	AA	1,214,130
500	5.000%, 12/15/27	No Opt. Call	AA	620,930
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	607,065
500	5.000%, 12/15/27	No Opt. Call	AA	620,930
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,260,612
3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	4,508,100
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,115,530
2,290	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,573,662

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
$2,000	4.000%, 8/15/44 (UB) (4)	8/29 at 100.00	AA	2,339,260
3,000	4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	3,488,100
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	578,180
5,385	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2019A, 5.000%, 12/01/38	12/29 at 100.00	A1	6,917,625
3,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/44	12/30 at 100.00	A	3,554,165
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,225,328
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	507,353
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A2	1,762,080
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A2	3,616,740
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	773,442
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	5,964,532
725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	808,767
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	682,536
53,095	Total Pennsylvania			62,246,810
	Rhode Island – 0.4%
1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	1,738,920
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,751,790
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,559,194
5,200	Total Rhode Island			6,049,904
	South Carolina – 1.2%
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A1	1,270,880
800	5.000%, 7/01/37	7/29 at 100.00	A1	1,013,752
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,549,506

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$120	5.750%, 11/01/23	No Opt. Call	N/R	125,330
180	7.000%, 11/01/33	11/24 at 100.00	N/R	201,479
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (5)	930,186
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,544,008
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	551,345
2,525	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa3 (5)	2,575,702
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
825	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,072,855
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,893,716
	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A:
1,000	5.000%, 4/15/33 – AGM Insured	4/30 at 100.00	AA	1,275,420
1,050	5.000%, 4/15/35 – AGM Insured	4/30 at 100.00	AA	1,331,956
16,075	Total South Carolina			19,336,135
	South Dakota – 0.3%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,210,160
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	AA-	3,279,152
3,765	Total South Dakota			4,489,312
	Tennessee – 0.9%
1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,239,255
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	1,715,336
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
105	4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	63,000
300	5.500%, 6/15/37, 144A (6)	6/27 at 100.00	N/R	180,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	999,129
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40	7/23 at 100.00	AA	1,648,455
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A1	1,566,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$3,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28) (WI/DD, Settling 5/04/21)	6/28 at 100.68	A1	3,560,280
1,245	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (5)	1,497,835
11,550	Total Tennessee			13,469,695
	Texas – 15.5%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,913,101
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	683,194
1,335	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,379,722
1,090	Arlington, Texas, General Obligation Bonds, Refunding Permanent Improvement Series 2020, 4.000%, 8/15/22	No Opt. Call	AAA	1,144,522
250	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series 2018A, 5.000%, 8/01/31	8/27 at 100.00	AA	309,020
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	572,916
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BB+	557,210
500	5.000%, 1/01/33	1/27 at 100.00	BB+	555,290
	Austin, Texas, Airport System Revenue Bonds, Series 2017A:
890	5.000%, 11/15/35	11/26 at 100.00	A1	1,068,401
5,000	5.000%, 11/15/41	11/26 at 100.00	A1	5,998,300
5,000	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	5,887,300
2,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,534,860
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,746,720
250	Boerne Independent School District, Kendall County, Texas, General Obligation Bonds, School Building Series 2016, 5.000%, 2/01/28	2/26 at 100.00	Aaa	300,893
1,750	Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond, Refunding Limited Contract Tax & Subordinate Lien Series 2020, 5.000%, 3/01/49	3/27 at 100.00	AA+	2,079,367
1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (5)	1,973,117
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,428,393
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B:
900	5.000%, 1/01/38	1/31 at 100.00	A-	1,162,125
1,150	5.000%, 1/01/39	1/31 at 100.00	A-	1,480,774

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
$360	5.000%, 1/01/35	7/25 at 100.00	A-	412,837
1,695	5.000%, 1/01/40	7/25 at 100.00	A-	1,943,690
205	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	A- (5)	207,653
95	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	96,277
150	Corpus Christi, Texas, General Obligation Bonds, General Improvement Series 2013, 5.000%, 3/01/27 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	163,368
4,120	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32	2/25 at 100.00	AAA	4,630,262
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41	12/25 at 100.00	AA+	6,294,432
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	6,303,937
820	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	916,399
100	Fort Bend County Municipal Utility District 169, Texas, Contract Revenue Bonds, Water/Sewer/Drainage Facilities, Series 2013, 4.750%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	102,390
290	Galveston County Municipal Utuility District 56, Texas, General Obligation Bonds, Series 2020, 4.500%, 12/01/25 – AGM Insured	No Opt. Call	AA	343,322
	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2019:
1,280	5.000%, 3/01/30	3/29 at 100.00	AA-	1,620,506
1,190	5.000%, 3/01/31	3/29 at 100.00	AA-	1,507,956
1,790	5.000%, 3/01/32	3/29 at 100.00	AA-	2,252,894
	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2019A:
350	4.000%, 3/01/34	3/30 at 100.00	AA-	418,471
370	4.000%, 3/01/35	3/30 at 100.00	AA-	438,398
390	4.000%, 3/01/36	3/30 at 100.00	AA-	462,482
540	4.000%, 3/01/37	3/30 at 100.00	AA-	638,275
590	4.000%, 3/01/38	3/30 at 100.00	AA-	695,427
500	4.000%, 3/01/39	3/30 at 100.00	AA-	587,780
1,000	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45	3/30 at 100.00	Aa3	1,138,950
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
4,165	4.000%, 10/01/45 (UB) (4)	4/30 at 100.00	A+	4,865,303
4,990	4.000%, 10/01/49	4/30 at 100.00	A+	5,804,318
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	6,181,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
$955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,100,361
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,417,218
9,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AAA	10,485,900
6,000	Highland Park Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33	2/25 at 100.00	Aaa	6,735,900
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A:
2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	3,245,445
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,447,060
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	2,135,665
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	2,065,083
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (5)	1,718,509
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	3,109,438
2,500	Keller Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34	2/25 at 100.00	AAA	2,802,650
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	1,595,286
4,825	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46	2/28 at 100.00	AAA	5,934,991
1,250	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021, 5.000%, 5/15/41	5/30 at 100.00	A+	1,589,925
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	556,930
300	5.000%, 1/01/25	1/24 at 100.00	A	335,511
1,000	Montgomery County Municipal Utility District 47, Texas, Waterworks and Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29	10/25 at 100.00	Aa3	1,007,260
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,826,808
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,212,534
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	696,560

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
$1,500	5.000%, 7/01/23	No Opt. Call	Caa1	1,297,500
750	5.000%, 7/01/30	7/25 at 100.00	Caa1	648,750
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,396,414
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,380,729
2,120	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/38	12/29 at 100.00	AA-	2,541,350
	North Houston Development Corporation, Texas, Tax Increment Contract Revenue Bonds, Refunding Series 2019:
880	3.000%, 9/01/36 – AGM Insured	9/29 at 100.00	AA	920,137
1,000	3.000%, 9/01/37 – AGM Insured	9/29 at 100.00	AA	1,044,790
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,052,850
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	3,569,670
1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	1,868,715
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A+	1,264,336
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A+	1,328,343
1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	1,727,880
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,344,433
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,652,559
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,083,148
3,975	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/40	12/29 at 100.00	AA	4,255,158
1,405	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30	No Opt. Call	A3	1,833,342
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
2,000	5.000%, 12/31/31	12/29 at 100.00	Baa2	2,557,260
3,185	5.000%, 12/31/34	12/29 at 100.00	Baa2	4,031,509
2,420	5.000%, 12/31/36	12/29 at 100.00	Baa2	3,047,821

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
$335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	382,406
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	516,434
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A, 4.000%, 12/31/32	12/30 at 100.00	Baa2	1,188,550
215	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	6/21 at 100.00	B-	215,077
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,425,660
3,955	Texas State, General Obligation Bonds, College Student Loan Series 2020A, 4.500%, 8/01/30 (AMT)	2/30 at 100.00	AAA	5,017,946
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	5,810,201
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	6,211,399
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,320,000
7,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	AAA	8,318,520
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (5)	1,411,595
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	A-	578,180
1,140	5.000%, 8/15/29	8/24 at 100.00	A-	1,292,931
7,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34	10/25 at 100.00	AAA	7,985,880
1,250	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46	10/26 at 100.00	AAA	1,517,400
	Travis County Water Control and Improvement District 17, Steiner Ranch Defined Area, Texas, General Obligation Bonds, Refunding Series 2020:
1,250	3.000%, 5/01/28 – BAM Insured	No Opt. Call	AA	1,402,737
1,105	3.000%, 5/01/29 – BAM Insured	No Opt. Call	AA	1,238,186
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,007,930
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,391,660
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,881,419

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Washington County Junior College District, Texas, Combined Fee Revenue Bonds, Refunding Series 2020:
$1,700	5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	2,221,577
1,775	5.000%, 10/01/30 – AGM Insured	No Opt. Call	AA	2,340,692
1,385	4.000%, 10/01/31 – AGM Insured	10/30 at 100.00	AA	1,682,803
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	956,728
204,930	Total Texas			240,983,591
	Utah – 1.7%
2,870	Emery County School District, Utah, General Obligation Bonds, Series 2021, 2.000%, 6/15/41	12/30 at 100.00	Aaa	2,913,624
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,565,989
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	2,263,969
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	2,748,722
2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A	2,498,060
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	603,250
500	5.000%, 10/15/31	10/27 at 100.00	AA	596,360
	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2020:
250	4.000%, 4/15/29	No Opt. Call	Aa2	294,500
705	4.000%, 4/15/30	No Opt. Call	Aa2	837,540
760	4.000%, 4/15/32	4/30 at 100.00	Aa2	894,657
400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	428,436
5,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 5.000%, 5/15/43 (UB) (4)	5/30 at 100.00	AA+	6,400,800
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	511,440
520	5.400%, 10/15/36 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	532,246
750	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 4.000%, 10/15/38	4/31 at 100.00	BBB-	876,390
1,600	Weber Basin Water Conservancy District, Utah, Water Revenue Bonds, Series 2021A, 4.000%, 4/01/46	4/29 at 100.00	AAA	1,874,704
21,765	Total Utah			25,840,687

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.2%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
$1,270	5.000%, 12/01/37	6/26 at 100.00	A+	1,493,761
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,761,450
2,770	Total Vermont			3,255,211
	Virginia – 1.2%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,267,797
3,375	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/36	4/26 at 100.00	AA+	3,629,543
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	2,281,000
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,562,386
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,267,870
2,135	Lynchburg, Virginia, General Obligation Bonds, Public Improvement, Series 2020, 5.000%, 8/01/28	No Opt. Call	AA+	2,761,879
475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	574,137
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,213,445
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	2,098,565
40	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	42,023
16,055	Total Virginia			18,698,645
	Washington – 2.2%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720	5.000%, 12/01/44	12/28 at 100.00	Aa3	882,670
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,533,848
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,660,270
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (AMT)	7/21 at 100.00	AA+	1,713,991
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (AMT)	7/21 at 100.00	AA+	2,519,850
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa2	2,476,325
1,705	King County School District 415 Kent, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/38	12/29 at 100.00	Aaa	2,045,693

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA-	1,630,282
2,500	Pierce County School District 403, Bethel, Washington, General Obligation Bonds, Series 2019, 5.000%, 12/01/37	6/29 at 100.00	Aaa	3,202,050
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (AMT)	10/24 at 100.00	AA-	2,278,260
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	2,408,280
	Washington State, Certificates of Participation, State & Local Agency Real & Personal Property Series 2020B:
2,100	5.000%, 7/01/39	7/30 at 100.00	Aa1	2,731,764
2,190	5.000%, 7/01/40	7/30 at 100.00	Aa1	2,842,948
3,000	Washington State, General Obligation Bonds, Various Purpose Series 2021C, 5.000%, 2/01/36	2/31 at 100.00	Aaa	4,013,370
27,940	Total Washington			33,939,601
	West Virginia – 0.5%
1,000	Marshall University, West Virginia, University Revenue Bonds, Refunding & Improvement Series 2020A, 3.000%, 5/01/46 – AGM Insured	5/30 at 100.00	AA	1,052,890
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,198,771
250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	276,690
2,545	West Virginia State, General Obligation Bonds, State Road Series 2019A, 5.000%, 6/01/41	6/29 at 100.00	Aa2	3,245,486
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,421,000
6,195	Total West Virginia			7,194,837
	Wisconsin – 1.9%
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	104,569
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,950	5.000%, 6/01/38	6/30 at 100.00	A+	3,779,835
5,000	4.000%, 6/01/39	6/30 at 100.00	A+	5,842,500
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	1,983,012
620	Sun Prairie, Wisconsin, General Obligation Bonds, Promissory Notes Series 2020A, 3.000%, 4/01/27	No Opt. Call	Aa2	696,756
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 17.664%, 4/01/38 (Pre-refunded 4/01/23), 144A (IF) (4)	4/23 at 100.00	AA- (5)	662,985
685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2012, 5.000%, 11/15/44	11/22 at 100.00	AA-	725,436

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,778,296
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	374,064
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (5)	2,309,219
700	5.000%, 9/01/29 (Pre-refunded 9/01/27)	9/27 at 100.00	BBB- (5)	878,507
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	6,060,150
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,790,739
100	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A	113,243
1,850	Wisconsin State, Transportation Revenue Bonds, Series 2021A, 3.000%, 7/01/41	7/30 at 100.00	AA+	2,051,761
25,355	Total Wisconsin			30,151,072
	Wyoming – 0.2%
2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,009,240
1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured (Pre-refunded 1/01/27)	1/27 at 100.00	AA (5)	1,242,530
3,000	Total Wyoming			3,251,770
$1,396,612	Total Long-Term Investments (cost $1,548,041,735)			1,646,673,001
	Floating Rate Obligations – (7.4)%			(114,490,000)
	Other Assets Less Liabilities – 1.6%			23,744,215
	Net Assets – 100%			$1,555,927,216

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,646,673,001	$ —	$1,646,673,001

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.